VIA EDGAR TRANSMISSION


May 5, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Variable Annuity Account Seven ("Registrant")
         SunAmerica Annuity and Life Assurance Company ("Depositor") Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-09003)
         (Central Index Key 0001070231)

--------------------------------------------------------------------------------
      FILE NUMBER                            PRODUCT NAME
--------------------------------------------------------------------------------
333-63511                    Polaris Plus
--------------------------------------------------------------------------------
333-65965                    Polaris II A-Class / Polaris II Asset Manager /
                             Polaris II A-Class Platinum Series
--------------------------------------------------------------------------------
333-137862                   Polaris Plus
--------------------------------------------------------------------------------
333-137882                   Polaris II A-Class Platinum Series
--------------------------------------------------------------------------------
333-172054                   Polaris Platinum O-Series
--------------------------------------------------------------------------------

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

         1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

         2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee
Counsel